Segment Information	12 Months Ended
Dec. 31, 2022
Segment Information [Abstract]
Segment Information

44.    Segment Information

a)      General information

The Group uses the product line as basis for providing information to the chief operating decision-maker. The Group currently divides the sales order district into three major product lines: video IoT, security convergence and other. The chief operating decision-maker makes decision concerning financial management as well as evaluation of the business performance based on these three product lines; therefore, the reportable segments are video IoT, security convergence and other.

b)      Measurement of segment information

The Group evaluates the performance of the operating segments based on a measure of revenue and income before tax, in a manner consistent with that in the statement of income. The accounting policies of the operating segments are in agreement with the significant accounting policies in the consolidated financial statements for the year ended December 31, 2022. Sale transactions among segments are based on arms-length principle.

c)      Reconciliation of segment income, assets and liabilities

The segment information provided to the chief operating decision-maker for the reportable segments is as follows:

	Year ended December 31, 2022
	Security Convergence	Video IoT	Other segment (Note 1)	Adjustment and write-off (Note 2)	Consolidation
Revenue from external customers	$12,710,421	$9,698,387	$—	$—	$22,408,808
Inter-segment revenue	149,771	826,548	—	(976,319)	—
Total segment revenue	$12,860,192	$10,524,935	$—	$(976,319)	$22,408,808
Segment loss before tax	$(2,848,847)	$(6,750,899)	$(77,507,110)	$—	$(87,106,856)
Segment including :
Depreciation	$2,490,896	$3,447,091	$180	$—	$5,938,167
Amortization	$967,557	$720,061	$—	$—	$1,687,618
Interest income	$(9,861)	$(36,235)	$(189,816)	$—	$(235,912)
Interest expense	$221,215	$336,045	$278,013	$—	$835,273
Tax expense	$81,248	$346,946	$2,174	$—	$430,368
Segment assets	$22,387,916	$30,228,118	$45,236,856	$(32,592,012)	$65,260,878
Segment liabilities	$21,790,810	$26,070,168	$19,088,347	$(30,231,630)	$36,717,695
	Year ended December 31, 2021
	Security Convergence	Video IoT	Other segment (Note 1)	Adjustment and write-off (Note 2)	Consolidation
Revenue from external customers	$12,055,359	$30,187,504	$—	$—	$42,242,863
Inter-segment revenue	253,027	1,327,955	—	(1,580,982)	—
Total segment revenue	$12,308,386	$31,515,459	$—	$(1,580,982)	$42,242,863
Segment loss before tax	$(1,178,204)	$(6,095,996)	$(1,512,539)	$—	$(8,786,739)
Segment including :
Depreciation	$2,146,285	$4,239,714	$—	$—	$6,385,999
Amortization	$743,540	$1,617,469	$—	$—	$2,361,009
Interest income	$(1,827)	$(26,683)	$(9,359)	$—	$(37,869)
Interest expense	$207,329	$336,965	$122,055	$—	$666,349
Tax (benefit) expense	$(22,795)	$(216,817)	$1,167	$—	$(238,445)
Segment assets	$30,187,283	$70,605,865	$69,274,230	$(75,136,675)	$94,930,703
Segment liabilities	$27,663,770	$56,571,772	$14,098,995	$(49,332,937)	$49,001,600
	Year ended December 31, 2020
	Security Convergence	Video IoT	Other segment (Note 1)	Adjustment and write-off (Note 2)	Consolidation
Revenue from external customers	$8,904,431	$36,508,158	$—	$—	$45,412,589
Inter-segment revenue	78,359	1,417,953	—	(1,496,312)	—
Total segment revenue	$8,982,790	$37,926,111	$—	$(1,496,312)	$45,412,589
Segment loss before tax	$(1,460,395)	$(2,421,047)	$(2,114,314)	$—	$(5,995,756)
Segment including :
Depreciation	$1,305,525	$3,793,462	$208,594	$—	$5,307,581
Amortization	$639,493	$2,047,466	$211,016	$—	$2,897,975
Interest income	$(2,993)	$(112,510)	$(43,772)	$—	$(159,275)
Interest expense	$181,485	$279,633	$—	$—	$461,118
Tax expense (benefit)	$5,557	$(73,476)	$(6,984)	$—	$(74,903)
Segment assets	$19,383,305	$95,515,296	$58,301,453	$(80,912,612)	$92,287,442
Segment liabilities	$16,991,493	$80,997,115	$1,905,413	$(61,106,421)	$38,787,600

Note 1:  Other segment is composed of holding companies and oversea subsidiaries which are excluded from reportable segments of Security Convergence or Video IoT.

Note 2:  Adjustment and write-off represents elimination for intercompany transactions for consolidation purpose.

d)      Reconciliation for segment income (loss)

i)       Sales between segments are carried out at arm’s length. The revenue from external customers reported to the chief operating decision-maker is measured in a manner consistent with that in the statement of comprehensive income.

ii)      Please refer to Note 44 c) for information on total consolidated profit or loss after reconciliation and reconciliation for profit after tax of reportable segments during the current period.

e)      Information on product and service

The main businesses of the Group are providing information, software and data processing services. Please refer to Note 44 for the disclosure information by products and services.

f)      Geographical information

Geographical information for each of the three years in the period ended December 31, 2022 is as follows:

	Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020
	Revenue	Non-current assets	Revenue	Non-current assets	Revenue	Non-current assets
Asia
-Taiwan	$14,706,318	$16,716,816	$37,433,251	$33,026,486	$34,079,738	$31,948,903
-Hong Kong	7,687,126	704	4,797,685	5,616,651	11,332,851	5,177,431
-Others	10,774	—	8,417	2,010	—	—
Americas	4,590	1,431	3,510	158	—	158
Cayman Islands	—	537,684	—	—	—	—
	$22,408,808	$17,256,635	$42,242,863	$38,645,305	$45,412,589	$37,126,492

Revenues by geography are determined based on the region of the Company’s contracting entity, which may be different than the region of the customer. Revenue from Taiwan accounted for approximately 66, 89 and 75 percent of total revenue during fiscal 2022, 2021 and 2020, respectively. No individual country other than Taiwan and Hong Kong exceeded 10% of total revenue or non-current assets for any period presented.

g)      Major customer information

Information of major customers that exceed 10% of the revenue in the statements of comprehensive income for each of the three years in the period ended December 31, 2022 is as follows:

	Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020
Customer	Revenue	Segment	Revenue	Segment	Revenue	Segment
Customer A	$5,388,482	Security Convergence	$—	Not applicable	$—	Not applicable
Customer B	3,691,803	Security Convergence	—	Not applicable	—	Not applicable
Customer C	—	Not applicable	6,592,017	Note 1	11,389,949	Note 1
Customer D	—	Not applicable	3,696,945	Video IoT	5,136,502	Video IoT

Note 1:  The Group sells products from both segments, Video IoT and security convergence.

Note 2:  No customer above mentioned accounted for over 10% of total accounts receivable as of December 31, 2022 and 2021.